Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities
Net earnings (loss) for the year	1,101,176	6,851,994	(1,769,666)
Items not affecting cash
Amortization	2,895,307	4,918,991	6,013,716
Stock-based compensation expense	662,592	690,020	2,016,015
Unrealized foreign exchange loss (gain)	71,930	(304,331)	(435,467)
Allowance for doubtful accounts (note 5)	33,102	33,781	9,945
Loss on disposal of property and equipment	117,306	40,085	56,171
Loss on settlement of asset retirement obligation	0	4,810	0
Provision for unrecoverable lease payments	0	0	185,848
Future income tax (benefit) expense (note 11)	(1,114,949)	(4,821,756)	151,000
Accretion and other items	0	79,426	29,201
Total Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	3,766,464	7,493,020	6,256,763
Net change in non-cash working capital items (note 19)	(1,845,407)	(2,778,275)	(715,432)
Payments for unrecoverable lease payments	0	(180,336)	0
Payments made to settle asset retirement obligations	0	(45,071)	0
Total Net Cash Provided by (Used in) Operating Activities	1,921,057	4,489,338	5,541,331
Cash flows from investing activities
Purchase of property and equipment	(2,076,900)	(1,468,825)	(2,182,637)
Purchase of intangible assets	(322,416)	0	0
Proceeds on disposal of property and equipment	2,674	0	0
Payments made to acquire WorksMedia Limited, net of cash acquired	0	0	(1,157,501)
Total Net Cash Provided by (Used in) Investing Activities	(2,396,642)	(1,468,825)	(3,340,138)
Cash flows from financing activities
Proceeds on exercise of options	364,720	55,875	43,125
Issuance of common shares (note 3)	0	0	(7,813)
Repurchase of common shares	(404,594)	(150,603)	0
(Repayment) of loan payable	0	(937,548)	0
Repayment of capital lease obligations	(107,964)	(396,186)	(337,375)
Repayment of loan used to finance the acquisition of WorksMedia Limited	0	(936,343)	0
Total Net Cash Provided by (Used in) Financing Activities	(147,838)	(2,364,805)	(302,063)
Effect of changes in foreign exchange rates on cash and cash equivalents	(130,756)	(202,637)	(332,834)
(Decrease) increase in cash and cash equivalents during the year	(754,179)	453,071	1,566,296
Cash and cash equivalents - beginning of year	4,690,355	4,237,284	2,670,988
Cash and cash equivalents - end of year	3,936,176	4,690,355	4,237,284